Share-based awards and other equity instruments (Tables)	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
Schedule of Stock Options Activity
The following table presents a summary of our share option activity:

	Options	Weighted average exercise price	Weighted average remaining contractual life	Aggregate intrinsic value
		(in €)	(In years)	(€ in thousands)
Balance as of January 1, 2025	34,454,915	0.99
Granted	2,521,075	0.63
Exercised (1)	39,175	0.07
Forfeited	5,215,130	0.34
Expired	610,020	5.60
Balance as of December 31, 2025	31,111,665	0.94	6	5,532
(1) Inclusive of 17,930 options withheld due to net share settlements to satisfy required employee tax withholding requirements. Potential shares which had been convertible under options that were withheld under net share settlements remain in the authorized but unissued pool under the 2016 Omnibus Incentive Plan and can be issued by the Company. Total payments for the employees' tax obligations to the taxing authorities due to net share settlements are reflected as a financing activity within the consolidated statements of cash flows.
The following table summarizes information about share options vested and expected to vest as of December 31, 2025:

Fully Vested and Expected to Vest	Options	Weighted average exercise price	Remaining contractual life	Aggregate intrinsic value
		(in €)	(In years)	(€ in thousands)
Outstanding	22,951,665	1.16	7	4,052
Currently Exercisable	14,602,335	1.60	8	2,599

Schedule of RSU Activity
The following table presents a summary of our RSUs:

	RSUs	Weighted average grant date fair value	Weighted average remaining time to vest
		(in €)	(in years)
Balance as of January 1, 2025	3,976,800	0.63
Granted	5,574,525	0.70
Vested (1)	3,156,875	0.73
Cancelled	472,425	0.67
Balance as of December 31, 2025	5,922,025	0.63	1
(1) Inclusive of 1,616,275 RSUs withheld due to net share settlements to satisfy required employee tax withholding requirements. Potential shares which had been convertible under RSUs that were withheld under net share settlements remain in the authorized but unissued pool under the 2016 Omnibus Incentive Plan and can be issued by the Company. Total payments for the employees' tax obligations to the taxing authorities due to net share settlements are reflected as a financing activity within the consolidated statements of cash flows.

Schedule of Stock Options Valuation Assumptions
The fair value of share awards granted during the years ended December 31, 2025, 2024 and 2023, were estimated at the date of grant using appropriate valuation techniques, including the Black-Scholes and Monte Carlo simulation pricing models, assuming the following weighted average assumptions:

	Year ended December 31,
	2025	2024	2023
Risk-free interest rate	2.83%	3.90%	3.31%
Expected volatility	65%	67%	68%
Expected life (in years)	4.44	4.78	4.96
Dividend yield	—%	—%	—%
Weighted-average estimated fair value of options granted during the year	€0.48	€0.35	€0.67

Schedule of Share-based Payment Arrangement, Expensed and Capitalized
The following table presents the amount of share-based compensation expense included in our consolidated statements of operations during the periods presented:

	Year ended December 31,
(in thousands)	2025	2024	2023
Equity classified awards	€6,880	€7,084	€8,215
Liability classified awards	952	1,367	1,290
Total share-based compensation expense	€7,832	€8,451	€9,505